VARIABLE INTEREST ENTITIES (Details 2) (Powell River Energy Inc [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Powell River Energy Inc [Member]
Proceeds from sale
Gross proceeds from sale	33.0
Closing costs incurred	(0.2)
Settlement of affiliate loans	(20.8)
Other adjustments	(0.1)
Net proceeds	11.9
De-recognition of assets
Cash and cash equivalents	(6.0)
Other	(3.0)
Property, plant and equipment	(145.6)
De-recognition of liabilities
Accounts payable and accrued liabilities	6.8
Long-term debt	113.8
Long-term debt - affiliate loans	20.8
De-recognition of non-controlling interest	6.6
Gain (Loss) on Disposition of Stock in Subsidiary	5.3